Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 149,435	$ 1,882,987
finished goods	657,386	29,070,596
Inventories	$ 806,821	$ 30,953,583